Label	Element	Value
Prospectus [Line Items]	rr_ProspectusLineItems
Document Type	dei_DocumentType	485BPOS
Document Period End Date	dei_DocumentPeriodEndDate	Sep. 30, 2022
Entity Registrant Name	dei_EntityRegistrantName	TIDAL ETF TRUST
Entity Central Index Key	dei_EntityCentralIndexKey	0001742912
Entity Inv Company Type	dei_EntityInvCompanyType	N-1A
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Jan. 27, 2023
Document Effective Date	dei_DocumentEffectiveDate	Jan. 28, 2023
Prospectus Date	rr_ProspectusDate	Jan. 28, 2023
Gotham Enhanced 500 ETF
Prospectus [Line Items]	rr_ProspectusLineItems
Risk/Return [Heading]	rr_RiskReturnHeading	Gotham Enhanced 500 ETF – FUND SUMMARY
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Gotham Enhanced 500 ETF (the “Fund”) seeks long-term capital appreciation.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund (“Shares”). You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and Example below.

Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	January 31, 2024
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Shares are held in a taxable account. These costs, which are not reflected in total annual fund operating expenses or in the Example above, affect the Fund’s performance. During the most recent fiscal year ended September 30, 2022, the Fund’s portfolio turnover rate was 59% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	59.00%
Expense Example [Heading]	rr_ExpenseExampleHeading	Expense Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your Shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. The Example does not take into account brokerage commissions that you may pay on your purchases and sales of Shares. The management fee waiver discussed above is reflected only through January 31, 2024. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Fund is an actively-managed exchange-traded fund (“ETF”) that seeks to achieve its investment objective by generally investing in securities of issuers included in the S&P 500® Index (the “Index”). The Fund is not a passive index fund, but instead utilizes an “enhanced” strategy implemented by Gotham Asset Management, LLC, the Fund’s investment sub-adviser (“Gotham” or the “Sub-Adviser”), to invest in the securities in the Index and weight those securities based on the Sub-Adviser’s assessment of value and each security’s weight in the Index.

The Sub-Adviser seeks to capitalize on pricing inefficiencies in the market by employing a systematic, bottom-up, valuation approach based on the Sub-Adviser’s proprietary analytical framework to identify companies included in the Index that appear to be undervalued or overvalued on both an absolute and relative basis. This approach consists of:

● Researching and analyzing each company in the Index according to a methodology that emphasizes fundamentals such as recurring earnings, cash flows, capital efficiency, capital structure, and valuation;

● Identifying and excluding companies that do not conform to the Sub-Adviser’s valuation methodology or companies judged by the Sub-Adviser to have questionable financial reporting;

● Updating the Sub-Adviser’s analysis based on company earning releases, annual (Form 10-K), and quarterly (Form 10-Q) reports and other corporate filings; and

● Recording the Sub-Adviser’s analysis in a centralized database enabling the Sub-Adviser to compare companies and identify securities to purchase based on the Sub-Adviser’s assessment of value.

The Fund is rebalanced daily in order to manage risk and reposition the portfolio to reflect earnings releases, stock price movements, and other new information related to particular companies. The Fund’s strategy may result in the active and frequent trading of the Fund’s investments, which may result in high portfolio turnover.

Risk [Heading]	rr_RiskHeading	Principal Investment Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

The principal risks of investing in the Fund are summarized below. As with any investment, there is a risk that you could lose all or a portion of your investment in the Fund. Some or all of these risks may adversely affect the Fund’s net asset value per share (“NAV”), trading price, yield, total return, and/or ability to meet its objective. For more information about the risks of investing in the Fund, see the section in the Fund’s Prospectus titled “Additional Information About the Fund - Principal Risks of Investing in the Fund.”

Equity Market Risk. The equity securities held in the Fund’s portfolio may experience sudden, unpredictable drops in value or long periods of decline in value. This may occur because of factors that affect securities markets generally or factors affecting specific issuers, industries, or sectors in which the Fund invests. Common stocks, in which the Fund primarily invests, are generally exposed to greater risk than other types of securities, such as preferred stock and debt obligations, because common stockholders generally have inferior rights to receive payment from issuers. Securities in the Fund’s portfolio may underperform in comparison to securities in the general financial markets, a particular financial market, or other asset classes, due to a number of factors. Factors that could impact the market value of an equity security include a company’s business performance, investor perceptions, stock market trends and general economic conditions.

General Market Risk. Securities markets and individual securities may increase or decrease in value. Security prices may fluctuate widely over short or extended periods in response to market or economic news and conditions, and securities markets also tend to move in cycles. If there is a general decline in the securities markets, it is possible your investment may lose value regardless of the individual results of the companies in which the Fund invests. The magnitude of up and down price or market fluctuations over time is sometimes referred to as “volatility”, and it can be significant. In addition, different asset classes and geographic markets may experience periods of significant correlation with each other. As a result of this correlation, the securities and markets in which the Fund invests may experience volatility due to market, economic, political or social events and conditions that may not readily appear to directly relate to such securities, the securities’ issuer or the markets in which they trade.

Value Style Risk. The Sub-Adviser intends to buy securities, on behalf of the Fund, that it believes are undervalued. Investing in “value” stocks presents the risk that the stocks may never reach what the Sub-Adviser believes are their full market values, either because the market fails to recognize what the Sub-Adviser considers to be the companies’ true business values or because the Sub-Adviser misjudges those values. In addition, value stocks may fall out of favor with investors and underperform other stocks (such as growth stocks) during given periods. The Fund’s performance may be negatively affected if the Sub-Adviser determines (or otherwise needs) to sell a value stock before the market recognizes the stock’s full value.

Risks Related to Database Errors. The investment strategy used by the Sub-Adviser relies on proprietary databases and third-party data sources. Data entries made by the Sub-Adviser’s team of financial analysts or third parties may contain errors, as may the database system used to store such data. Any errors in the underlying data sources, data entry or database may result in the Fund acquiring or selling investments based on incorrect information.

Systems Risk. The Fund depends on the Sub-Adviser to develop and implement appropriate systems to provide sub-advisory services. The Sub-Adviser relies extensively on computer programs and systems to implement and monitor the Fund’s investment strategy. As a result, there is a risk of human or technological errors affecting the portfolio construction process and order origination, including errors in programming (e.g., “bugs” and classic coding errors), modeling, design, translational errors and compatibility issues with data sets and among systems. There can be no guarantee that such defects or issues will be identified in time to avoid a material adverse effect on the Fund.

High Portfolio Turnover Risk. The Fund may actively and frequently trade all or a significant portion of the securities in its portfolio. A high portfolio turnover rate increases transaction costs, which may increase the Fund’s expenses. Frequent trading may also cause adverse tax consequences for investors in the Fund due to an increase in short-term capital gains.

Large-Capitalization Investing Risk. The securities of large-capitalization companies may be relatively mature compared to smaller companies and therefore subject to slower growth during times of economic expansion. Large-capitalization companies may also be unable to respond quickly to new competitive challenges, such as changes in technology and consumer tastes.

Management Risk. The Fund is actively-managed and may not meet its investment objective based on the Sub-Adviser’s success or failure to implement investment strategies for the Fund. In addition as an actively-managed fund, the Fund’s investment exposure to individual securities will not match those of the Index and the Fund’s performance may not correlate with the performance of the Index.

Recent Market Events Risk. U.S. and international markets have experienced and may continue to experience significant periods of volatility in recent years and months due to a number of economic, political and global macro factors including rising inflation, uncertainty regarding central banks’ interest rate increases, the possibility of a national or global recession, trade tensions, political events, the war between Russia and Ukraine and the impact of the coronavirus (COVID-19) global pandemic. The global recovery from COVID-19 may last for an extended period of time. As a result of continuing political tensions and armed conflicts, including the war between Ukraine and Russia, the U.S. and the European Union imposed sanctions on certain Russian individuals and companies, including certain financial institutions, and have limited certain exports and imports to and from Russia. The war has contributed to recent market volatility and may continue to do so.

ETF Risks.

○	Authorized Participants, Market Makers, and Liquidity Providers Concentration Risk. The Fund has a limited number of financial institutions that are authorized to purchase and redeem Shares directly from the Fund (known as “Authorized Participants” or “APs”). In addition, there may be a limited number of market makers and/or liquidity providers in the marketplace. To the extent either of the following events occur, Shares may trade at a material discount to NAV and possibly face delisting: (i) APs exit the business or otherwise become unable to process creation and/or redemption orders and no other APs step forward to perform these services; or (ii) market makers and/or liquidity providers exit the business or significantly reduce their business activities and no other entities step forward to perform their functions.

○	Costs of Buying or Selling Shares. Due to the costs of buying or selling Shares, including brokerage commissions imposed by brokers and bid-ask spreads, frequent trading of Shares may significantly reduce investment results and an investment in Shares may not be advisable for investors who anticipate regularly making small investments.

○	Shares May Trade at Prices Other Than NAV. As with all ETFs, Shares may be bought and sold in the secondary market at market prices. Although it is expected that the market price of Shares will approximate the Fund’s NAV, there may be times when the market price of Shares is more than the NAV intra-day (premium) or less than the NAV intra-day (discount) due to supply and demand of Shares or during periods of market volatility. This risk is heightened in times of market volatility, periods of steep market declines, and periods when there is limited trading activity for Shares in the secondary market, in which case such premiums or discounts may be significant.

○

Trading. Although Shares are listed on a national securities exchange, such as the NYSE Arca, Inc. (the “Exchange”), and may be traded on U.S. exchanges other than the Exchange, there can be no assurance that Shares will trade with any volume, or at all, on any stock exchange. In stressed market conditions, the liquidity of Shares may begin to mirror the liquidity of the Fund’s underlying portfolio holdings, which can be significantly less liquid than Shares. Also, in stressed market conditions, the market for Shares may become less liquid in response to deteriorating liquidity in the markets for the Fund’s underlying portfolio holdings. These adverse effects on liquidity for Shares, in turn, could lead to wider bid/ask spreads and differences between the market price of Shares and the underlying value of those Shares.

Risk Lose Money [Text]	rr_RiskLoseMoney	As with any investment, there is a risk that you could lose all or a portion of your investment in the Fund.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The following performance information provides some indication of the risks of investing in the Fund by showing changes in the Fund’s performance. The bar chart shows the annual returns for the Fund. The table illustrates how the Fund’s average annual returns for the 1-year and since inception periods compare with those of a broad measure of market performance. The Fund’s past performance, before and after taxes, does not necessarily indicate how it will perform in the future. Updated performance information is available on the Fund’s website at www.GothamETFs.com/GSPY.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following performance information provides some indication of the risks of investing in the Fund by showing changes in the Fund’s performance.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.GothamETFs.com/GSPY
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund’s past performance, before and after taxes, does not necessarily indicate how it will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Calendar Year Ended December 31,
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock

During the period of time shown in the bar chart, the Fund’s highest quarterly return was 10.70% for the quarter ended December 31, 2021 and the lowest quarterly return was -15.42% for the quarter ended June 30, 2022.

Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns For the Periods Ended December 31, 2022
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates during the period covered by the table above and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	After-tax returns shown are not relevant to investors who hold their Shares through tax-deferred arrangements such as an individual retirement account (“IRA”) or other tax-advantaged accounts.
Performance Table Explanation after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher	In certain cases, the “Return After Taxes on Distributions and Sale of Fund Shares” may be higher than other return figures for the same period due to a capital loss that occurs upon redemption and provides an assumed tax deduction that benefits the investor.
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock

After-tax returns are calculated using the historical highest individual federal marginal income tax rates during the period covered by the table above and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Shares through tax-deferred arrangements such as an individual retirement account (“IRA”) or other tax-advantaged accounts. In certain cases, the “Return After Taxes on Distributions and Sale of Fund Shares” may be higher than other return figures for the same period due to a capital loss that occurs upon redemption and provides an assumed tax deduction that benefits the investor.

Gotham Enhanced 500 ETF | S&P 500® Index (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	(18.11%)
Since Inception	rr_AverageAnnualReturnSinceInception	2.94%
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec. 28, 2020
Gotham Enhanced 500 ETF | Gotham Enhanced 500 ETF
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	GSPY
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.65%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	none
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	0.65%
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.15%)
Net Expenses (as a percentage of Assets)	rr_NetExpensesOverAssets	0.50%	[1]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 51
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	193
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	347
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 796
Annual Return 2021	rr_AnnualReturn2021	27.56%
Annual Return 2022	rr_AnnualReturn2022	(16.96%)
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	highest quarterly return
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Dec. 31, 2021
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	10.70%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	lowest quarterly return
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Jun. 30, 2022
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(15.42%)
1 Year	rr_AverageAnnualReturnYear01	(16.96%)
Since Inception	rr_AverageAnnualReturnSinceInception	3.04%
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec. 28, 2020
Gotham Enhanced 500 ETF | Gotham Enhanced 500 ETF | Return After Taxes on Distributions
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	(17.21%)
Since Inception	rr_AverageAnnualReturnSinceInception	2.86%
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec. 28, 2020
Gotham Enhanced 500 ETF | Gotham Enhanced 500 ETF | Return After Taxes on Distributions and Sale of Fund Shares
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	(9.87%)
Since Inception	rr_AverageAnnualReturnSinceInception	2.33%
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec. 28, 2020
Gotham 1000 Value ETF
Prospectus [Line Items]	rr_ProspectusLineItems
Risk/Return [Heading]	rr_RiskReturnHeading	Gotham 1000 Value ETF – FUND SUMMARY
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Gotham 1000 Value ETF (the “Fund”) seeks long-term capital appreciation.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund (“Shares”). You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and Example below.

Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	January 31, 2024
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Shares are held in a taxable account. These costs, which are not reflected in total annual fund operating expenses or in the Example above, affect the Fund’s performance. During the most recent fiscal period from June 7, 2022 (commencement of operations) through September 30, 2022, the Fund’s portfolio turnover rate was 52% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	52.00%
Expenses Not Correlated to Ratio Due to Acquired Fund Fees [Text]	rr_ExpensesNotCorrelatedToRatioDueToAcquiredFundFees	Total Annual Fund Operating Expenses do not correlate to the ratio of expenses to average net assets after management fees waived in the Fund’s Financial Highlights because the Financial Highlights include only the direct operating expenses incurred by the Fund and exclude AFFE.
Expense Example [Heading]	rr_ExpenseExampleHeading	Expense Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your Shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. The Example does not take into account brokerage commissions that you may pay on your purchases and sales of Shares. The management fee waiver discussed above is reflected only through January 31, 2024. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Fund is an actively-managed exchange-traded fund (“ETF”) that seeks to achieve its investment objective by generally investing in equity securities of 400-600 mid- to large-capitalization companies chosen from a universe of the largest 1,400 companies listed on U.S. stock exchanges measured by market capitalization. The Fund utilizes a strategy implemented by Gotham Asset Management, LLC, the Fund’s investment sub-adviser (“Gotham” or the “Sub-Adviser”), where the portfolio is weighted towards those companies priced at the largest discount to the Sub-Adviser’s assessment of value, subject to pre-specified risk and diversification constraints.

The Sub-Adviser seeks to capitalize on pricing inefficiencies in the market by employing a systematic, bottom-up, valuation approach based on the Sub-Adviser’s proprietary analytical framework to identify companies that appear to be undervalued or overvalued on both an absolute (compared to historical valuations) and relative (compared to other publicly-traded companies in the investment universe) basis. This approach consists of:

●	Researching and analyzing each company in the Sub-Adviser’s coverage universe (the largest 1,400 companies listed on U.S. stock exchanges measured by market capitalization) according to a methodology that emphasizes fundamentals such as recurring earnings, cash flows, capital efficiency, capital structure, and valuation;

●	Identifying and excluding companies that do not conform to the Sub-Adviser’s valuation methodology or companies judged by the Sub-Adviser to have questionable financial reporting (which may include concerns about potential financial misconduct);

●	Updating the Sub-Adviser’s analysis based on company earning releases, annual (Form 10-K), and quarterly (Form 10-Q) reports and other corporate filings; and

●	Recording the Sub-Adviser’s analysis in a centralized database enabling the Sub-Adviser to compare companies and identify equity securities of companies to purchase based on the Sub-Adviser’s assessment of value.

The Fund’s portfolio is generally rebalanced at least monthly, and may be rebalanced as often as daily, in order to manage risk and reposition the portfolio to reflect earnings releases, stock price movements, and other new information related to particular companies. The Fund’s strategy may result in the active and frequent trading of the Fund’s investments, which may result in high portfolio turnover.

Risk [Heading]	rr_RiskHeading	Principal Investment Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

The principal risks of investing in the Fund are summarized below. As with any investment, there is a risk that you could lose all or a portion of your investment in the Fund. Some or all of these risks may adversely affect the Fund’s net asset value per share (“NAV”), trading price, yield, total return, and/or ability to meet its objective. For more information about the risks of investing in the Fund, see the section in the Fund’s Prospectus titled “Additional Information About the Fund - Principal Risks of Investing in the Fund.”

Equity Market Risk. The equity securities held in the Fund’s portfolio may experience sudden, unpredictable drops in value or long periods of decline in value. This may occur because of factors that affect securities markets generally or factors affecting specific issuers, industries, or sectors in which the Fund invests. Common stocks, in which the Fund primarily invests, are generally exposed to greater risk than other types of securities, such as preferred stock and debt obligations, because common stockholders generally have inferior rights to receive payment from issuers. Securities in the Fund’s portfolio may underperform in comparison to securities in the general financial markets, a particular financial market, or other asset classes, due to a number of factors. Factors that could impact the market value of an equity security include a company’s business performance, investor perceptions, stock market trends and general economic conditions.

General Market Risk. Securities markets and individual securities may increase or decrease in value. Security prices may fluctuate widely over short or extended periods in response to market or economic news and conditions, and securities markets also tend to move in cycles. If there is a general decline in the securities markets, it is possible your investment may lose value regardless of the individual results of the companies in which the Fund invests. The magnitude of up and down price or market fluctuations over time is sometimes referred to as “volatility”, and it can be significant. In addition, different asset classes and geographic markets may experience periods of significant correlation with each other. As a result of this correlation, the securities and markets in which the Fund invests may experience volatility due to market, economic, political or social events and conditions that may not readily appear to directly relate to such securities, the securities’ issuer or the markets in which they trade.

Value Style Risk. The Sub-Adviser intends to buy securities, on behalf of the Fund, that it believes are undervalued. Investing in “value” stocks presents the risk that the stocks may never reach what the Sub-Adviser believes are their full market values, either because the market fails to recognize what the Sub-Adviser considers to be the companies’ true business values or because the Sub-Adviser misjudges those values. In addition, value stocks may fall out of favor with investors and underperform other stocks (such as growth stocks) during given periods. The Fund’s performance may be negatively affected if the Sub-Adviser determines (or otherwise needs) to sell a value stock before the market recognizes the stock’s full value.

Database Error Risk. The investment strategy used by the Sub-Adviser relies on proprietary databases and third-party data sources. Data entries made by the Sub-Adviser’s team of financial analysts or third parties may contain errors, as may the database system used to store such data. Any errors in the underlying data sources, data entry or database may result in the Fund acquiring or selling investments based on incorrect information.

Systems Risk. The Fund depends on the Sub-Adviser to develop and implement appropriate systems to provide sub-advisory services. The Sub-Adviser relies extensively on computer programs and systems to implement and monitor the Fund’s investment strategy. As a result, there is a risk of human or technological errors affecting the portfolio construction process and order origination, including errors in programming (e.g., “bugs” and classic coding errors), modeling, design, translational errors and compatibility issues with data sets and among systems. There can be no guarantee that such defects or issues will be identified in time to avoid a material adverse effect on the Fund.

High Portfolio Turnover Risk. The Fund may actively and frequently trade all or a significant portion of the securities in its portfolio. A high portfolio turnover rate increases transaction costs, which may increase the Fund’s expenses. Frequent trading may also cause adverse tax consequences for investors in the Fund due to an increase in short-term capital gains.

Large-Capitalization Investing Risk. The securities of large-capitalization companies may be relatively mature compared to smaller companies and therefore subject to slower growth during times of economic expansion. Large-capitalization companies may also be unable to respond quickly to new competitive challenges, such as changes in technology and consumer tastes.

Mid-Capitalization Investing Risk. The securities of mid-capitalization companies may be more vulnerable to adverse issuer, market, political, or economic developments than securities of large-capitalization companies. The securities of mid-capitalization companies generally trade in lower volumes and are subject to greater and more unpredictable price changes than large-capitalization stocks or the stock market as a whole.

Management Risk. The Fund is actively-managed and may not meet its investment objective based on the Sub-Adviser’s success or failure to implement investment strategies for the Fund.

Newer Fund Risk. The Fund is a recently organized management investment company with limited history. As a result, prospective investors have a limited track record or history on which to base their investment decisions.

Recent Market Events Risk. U.S. and international markets have experienced and may continue to experience significant periods of volatility in recent years and months due to a number of economic, political and global macro factors including rising inflation, uncertainty regarding central banks’ interest rate increases, the possibility of a national or global recession, trade tensions, political events, the war between Russia and Ukraine and the impact of the coronavirus (COVID-19) global pandemic. The global recovery from COVID-19 may last for an extended period of time. As a result of continuing political tensions and armed conflicts, including the war between Ukraine and Russia, the U.S. and the European Union imposed sanctions on certain Russian individuals and companies, including certain financial institutions, and have limited certain exports and imports to and from Russia. The war has contributed to recent market volatility and may continue to do so.

ETF Risks.

○	Authorized Participants, Market Makers, and Liquidity Providers Concentration Risk. The Fund has a limited number of financial institutions that are authorized to purchase and redeem Shares directly from the Fund (known as “Authorized Participants” or “APs”). In addition, there may be a limited number of market makers and/or liquidity providers in the marketplace. To the extent either of the following events occur, Shares may trade at a material discount to NAV and possibly face delisting: (i) APs exit the business or otherwise become unable to process creation and/or redemption orders and no other APs step forward to perform these services; or (ii) market makers and/or liquidity providers exit the business or significantly reduce their business activities and no other entities step forward to perform their functions.

○	Costs of Buying or Selling Shares. Due to the costs of buying or selling Shares, including brokerage commissions imposed by brokers and bid-ask spreads, frequent trading of Shares may significantly reduce investment results and an investment in Shares may not be advisable for investors who anticipate regularly making small investments.

○	Shares May Trade at Prices Other Than NAV. As with all ETFs, Shares may be bought and sold in the secondary market at market prices. Although it is expected that the market price of Shares will approximate the Fund’s NAV, there may be times when the market price of Shares is more than the NAV intra-day (premium) or less than the NAV intra-day (discount) due to supply and demand of Shares or during periods of market volatility. This risk is heightened in times of market volatility, periods of steep market declines, and periods when there is limited trading activity for Shares in the secondary market, in which case such premiums or discounts may be significant.

○	Trading. Although Shares are listed on a national securities exchange, such as the NYSE Arca, Inc. (the “Exchange”), and may be traded on U.S. exchanges other than the Exchange, there can be no assurance that Shares will trade with any volume, or at all, on any stock exchange. In stressed market conditions, the liquidity of Shares may begin to mirror the liquidity of the Fund’s underlying portfolio holdings, which can be significantly less liquid than Shares. Also, in stressed market conditions, the market for Shares may become less liquid in response to deteriorating liquidity in the markets for the Fund’s underlying portfolio holdings. These adverse effects on liquidity for Shares, in turn, could lead to wider bid/ask spreads and differences between the market price of Shares and the underlying value of those Shares.

Risk Lose Money [Text]	rr_RiskLoseMoney	As with any investment, there is a risk that you could lose all or a portion of your investment in the Fund.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

Performance information for the Fund is not included because the Fund has not completed a full calendar year of operations as of the date of this Prospectus. When such information is included, this section will provide some indication of the risks of investing in the Fund by showing changes in the Fund’s performance history from year to year and showing how the Fund’s average annual total returns compare with those of a broad measure of market performance. Although past performance of the Fund is no guarantee of how it will perform in the future, historical performance may give you some indication of the risks of investing in the Fund. Updated performance information is available on the Fund’s website at www.GothamETFs.com/gvlu.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	When such information is included, this section will provide some indication of the risks of investing in the Fund by showing changes in the Fund’s performance history from year to year and showing how the Fund’s average annual total returns compare with those of a broad measure of market performance.
Performance One Year or Less [Text]	rr_PerformanceOneYearOrLess	Performance information for the Fund is not included because the Fund has not completed a full calendar year of operations as of the date of this Prospectus.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.GothamETFs.com/gvlu
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Although past performance of the Fund is no guarantee of how it will perform in the future, historical performance may give you some indication of the risks of investing in the Fund.
Gotham 1000 Value ETF | Gotham 1000 Value ETF
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	GVLU
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.65%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	none
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.03%	[2]
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	0.68%
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.15%)
Net Expenses (as a percentage of Assets)	rr_NetExpensesOverAssets	0.53%	[3]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 54
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	202
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	364
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 832

[1]	The Fund’s investment adviser, Toroso Investments, LLC (the “Adviser”), a Tidal Financial Group company, has agreed to reduce its unitary management fee (which includes all expenses incurred by the Fund except for interest charges on any borrowings, dividends and other expenses on securities sold short, taxes, brokerage commissions and other expenses incurred in placing orders for the purchase and sale of securities and other investment instruments, acquired fund fees and expenses, accrued deferred tax liability, extraordinary expenses, and distribution fees and expenses paid by the Fund under any distribution plan adopted pursuant to Rule 12b-1 under the 1940 Act, (collectively, the “Excluded Expenses”)) to 0.50% of the Fund’s average daily net assets through at least January 31, 2024. To the extent the Fund incurs Excluded Expenses, Total Annual Fund Operating Expenses After Fee Waiver will be greater than 0.50%. This agreement may be terminated only by, or with the consent of, the Board of Trustees (the “Board”) of Tidal ETF Trust (the “Trust”), on behalf of the Fund, upon sixty (60) days’ written notice to the Adviser. This Agreement may not be terminated by the Adviser without the consent of the Board.
[2]	Acquired Fund Fees and Expenses (“AFFE”) are the indirect costs of investing in other investment companies. Total Annual Fund Operating Expenses do not correlate to the ratio of expenses to average net assets after management fees waived in the Fund’s Financial Highlights because the Financial Highlights include only the direct operating expenses incurred by the Fund and exclude AFFE.
[3]	The Fund’s investment adviser, Toroso Investments, LLC (the “Adviser”), a Tidal Financial Group company, has agreed to reduce its unitary management fee (which includes all expenses incurred by the Fund except for interest charges on any borrowings, dividends and other expenses on securities sold short, taxes, brokerage commissions and other expenses incurred in placing orders for the purchase and sale of securities and other investment instruments, AFFE, accrued deferred tax liability, extraordinary expenses, and distribution fees and expenses paid by the Fund under any distribution plan adopted pursuant to Rule 12b-1 under Investment Company Act of 1940, as amended (the “1940 Act”) (collectively, the “Excluded Expenses”)) to 0.50% of the Fund’s average daily net assets through at least January 31, 2024. To the extent the Fund incurs Excluded Expenses, Total Annual Fund Operating Expenses After Fee Waiver will be greater than 0.50%. This agreement may be terminated only by, or with the consent of, the Board of Trustees (the “Board”) of Tidal ETF Trust (the “Trust”), on behalf of the Fund, upon sixty (60) days’ written notice to the Adviser. This Agreement may not be terminated by the Adviser without the consent of the Board.